Acquisition of North Penn Bancorp, Inc. (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011
Acquisition of North Penn Bancorp, Inc. [Abstract]
Business Acquisition, Effective Date of Acquisition	May 31, 2011
Total purchase price	$ 25,396,000
Business Acquisition, Equity Interest Issued or Issuable, Description	As a result of the acquisition, the Company issued 530,994 common shares, or 15.75% of the total shares outstanding, to former shareholders of North Penn Bancorp, Inc. North Penn Bank has been merged into Wayne Bank, with Wayne as the surviving entity.
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Outstanding Balance	1,145,000	1,412,000	1,900,000
Certain Loans Acquired in Transfer, Nonaccretable Difference			1,700,000
Loans Acquired Without Evidence Of Deterioration, Unpaid Principal Balance			119,800,000
Loans Acquired Without Evidence Of Deterioration, Fair Value			$ 116,700,000